Segment Information - Reconciliation of Segment Operating Income to Consolidation (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income tax (expense) benefit – non-operating									$ 52	$ (14)	$ (54)
Net income available to Athene Holding Ltd. shareholders	$ 368	$ 158	$ 192	$ 87	$ 242	$ 72	$ 104	$ 144	805	562	463
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income tax (expense) benefit – non-operating									50	(44)	(30)
Net income available to Athene Holding Ltd. shareholders									760	740	793
Operating Segments | Retirement Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income tax (expense) benefit – non-operating									46	(41)	(30)
Net income available to Athene Holding Ltd. shareholders									809	769	764
Operating Segments | Corporate and Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income tax (expense) benefit – non-operating									4	(3)	0
Net income available to Athene Holding Ltd. shareholders									(49)	(29)	29
Corporate, Non-Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Investment gains (losses), net of offsets									47	(56)	151
Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets									97	(27)	(30)
Integration, restructuring and other non-operating expenses									(22)	(58)	(279)
Stock-based compensation, excluding LTIP									(79)	(67)	(148)
Income tax (expense) benefit – non-operating									2	30	(24)
Net income available to Athene Holding Ltd. shareholders									$ 45	$ (178)	$ (330)